Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Schedule of annual rates of depreciation
%

Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Schedule of fair value for options granted
	2017	2016	2015

Dividend yield	0%	0%	0%
Expected volatility	46.4%-55.9%	50.7%-59.4%	51.4%-62%
Risk-free interest	1.6%-2.1%	0.8%-1.4%	0.6%-1.7%
Expected life (in years)	3.43-4.76	2.79-4.99	2.39-4.58